ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Schedule of Advances to Suppliers
	As of December 31,
	2017	2018
	RMB	RMB
Advances to suppliers - current	404,600,994	672,745,598
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	397,076,248	665,220,852